INVESTMENTS - Net Unrealized Investment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 647	$ 781	$ 414
Impact of net unrealized investment gains (losses)	2
Ending balance	232	647	781
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	128	248	101
Net investment gains (losses) arising during the period	(524)	(114)	148
Included in net income (loss)	8	(4)	(1)
Other	0	2
Impact of net unrealized investment gains (losses)	0	0	0
Ending balance	(388)	128	248
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Net Unrealized Gains (Losses) on Investments | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		0
Ending balance			0
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | DAC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	(111)	(53)
Impact of net unrealized investment gains (losses)	0	0	(58)
Ending balance	0	0	(111)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | DAC | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		111
Ending balance			111
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Policyholders’ Liabilities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3)	37	12
Impact of net unrealized investment gains (losses)	11	(3)	25
Ending balance	8	(3)	37
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Policyholders’ Liabilities | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		(37)
Ending balance			(37)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | Deferred Income Tax Asset (Liability)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(26)	(36)	(12)
Other	81
Impact of net unrealized investment gains (losses)	106	10	(24)
Ending balance	161	(26)	(36)
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	99	138	48
Net investment gains (losses) arising during the period	(524)	(114)	148
Included in net income (loss)	8	(4)	(1)
Other	(81)	2
Impact of net unrealized investment gains (losses)	117	7	(57)
Ending balance	(219)	99	138
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Unrealized Investment Gains Losses All Other | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses) | Effect of Modified Retrospective Application Accounting Standards Update 2018-12
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance		74
Ending balance			74
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) excluding credit losses | Net Unrealized Gains (Losses) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	128	248
Ending balance	(388)	128	248
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) excluding credit losses | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	99	138
Ending balance	(219)	99	138
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) with credit losses | Net Unrealized Gains (Losses) on Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) with credit losses | AOCI Gain (Loss) Related to Net Unrealized Investment Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) excluding credit losses | DAC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	(111)
Ending balance	0	0	(111)
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) excluding credit losses | Policyholders’ Liabilities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3)	37
Ending balance	8	(3)	37
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) excluding credit losses | Deferred Income Tax Asset (Liability)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(26)	(36)
Ending balance	161	(26)	(36)
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) with credit losses | DAC
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) with credit losses | Policyholders’ Liabilities
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Ending balance	0	0	0
Fixed maturities | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent | Net unrealized investment gains (losses) with credit losses | Deferred Income Tax Asset (Liability)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	0	0
Ending balance	$ 0	$ 0	$ 0